Document And Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	AN2 Therapeutics, Inc.
Entity Central Index Key	0001880438
Entity Emerging Growth Company	true
Entity File Number	001-41331
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-0606654
Entity Address, Address Line One	1300 El Camino Real, Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	331-9090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	ANTX
Security Exchange Name	NASDAQ